UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Parenthetical) ¥ in Thousands, $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)	Sep. 30, 2024 CNY (¥)
Other comprehensive loss
Revenues	¥ 31,043,394	¥ 27,354,604
Foreign currency translation adjustment, tax	0		¥ 0
Vehicle sales
Other comprehensive loss
Revenues	26,075,419	24,060,941
Vehicle sales | Related party
Other comprehensive loss
Revenues	5,067,653	3,439,194
Other sales
Other comprehensive loss
Revenues	4,967,975	3,293,663
Other sales | Related party
Other comprehensive loss
Revenues	¥ 385,062	¥ 92,997